Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of other payables and accrued liabilities
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Salary payables	1,931,636	1,880,897	288,265
Other payables	22,670	60,328	9,246
Accrued expenses	326,040	3,129,399	479,608
Total other payables and accrued liabilities	2,280,346	5,070,624	777,119